Treasury Stock	12 Months Ended
Dec. 31, 2017
Treasury Stock
Treasury Stock

21.  Treasury Stock

In May 2014, the Company’s board of directors approved a new share repurchase program (“New Share Repurchases Program”), under which the Company was authorized to repurchase up to US$50.0 million worth of its outstanding ADSs for a period not to exceed twelve months.

As of December 31, 2015, the Company had completed the New Share Repurchases Program and repurchased 5,368,144 ADSs from the open market for a total consideration of US$50.0 million (RMB307.2 million). All treasury stocks repurchased were cancelled for an aggregate consideration of US$50.3 million (RMB308.9 million) including cancellation fees of US$0.3 million (RMB1.7 million) in 2015.